Derivative Financial Instruments - Forward freight agreements and Foreign exchange forward swaps (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Derivative financial assets (liabilities)	$ 1,590,964	$ (62,500)
FXSs
Derivative Financial Instruments
Derivative financial assets (liabilities)	$ 1,590,964	$ (62,500)